MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:	MARKETABLE SECURITIES

As of December 31, 2014, the fair value, Amortized cost and gross unrealized holding gains and losses of available-for-sale marketable securities were as follows:

	December 31, 2014
		Gross	Gross
	Amortized	unrealized	Unrealized	Fair
	Cost	Gains	losses	value

Government debentures – fixed interest rate	$5,161	-	$(33)	$5,128
Corporate debentures – fixed interest rate	$28,148	-	$(178)	$27,970

	$33,309	-	$(211)	$33,098

The contractual maturities of available-for-sale marketable securities are between 1 to 3 years.
As of December 31, 2014, interest receivable included in other receivables and prepaid expenses amounted to $ 280.